UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Arience Capital Management, L.P.
Address: 745 Fifth Avenue, 7th Floor

         New York, NY  10151

13F File Number:  28-10758

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
	   By:  Caryn Seidman-Becker, Managing Member
Title:
Phone:     212-303-3700

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker     New York, NY     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $1,172,371 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFYMETRIX INC                 COM              00826t108    11939   397025 SH       SOLE                   397025        0        0
APPLE INC                      COM              037833100    31355   337480 SH       SOLE                   337480        0        0
BAXTER INTL INC                COM              071813109    84577  1605782 SH       SOLE                  1605782        0        0
BOYD GAMING CORP               COM              103304101    40036   840385 SH       SOLE                   840385        0        0
BRUNSWICK CORP                 COM              117043109    29319   920525 SH       SOLE                   920525        0        0
BURGER KING HLDGS INC          COM              121208201    52347  2423476 SH       SOLE                  2423476        0        0
CABOT CORP                     COM              127055101    41320   865700 SH       SOLE                   865700        0        0
COMMERCIAL METALS CO           COM              201723103    40768  1300420 SH       SOLE                  1300420        0        0
DOBSON COMMUNICATIONS CORP     CL A             256069105    38713  4506721 SH       SOLE                  4506721        0        0
DST SYS INC DEL                COM              233326107   107255  1426263 SH       SOLE                  1426263        0        0
DYNCORP INTL INC               CL A             26817c101     9826   651140 SH       SOLE                   651140        0        0
EAGLE MATERIALS INC            COM              26969p108    78407  1756825 SH       SOLE                  1756825        0        0
FLOWSERVE CORP                 COM              34354p105    62802  1098123 SH       SOLE                  1098123        0        0
GAFISA S A                     ADR              362607301    12244   480161 SH       SOLE                   480161        0        0
GARTNER INC                    COM              366651107    79064  3301191 SH       SOLE                  3301191        0        0
HEALTHSOUTH CORP               COM NEW          421924309    53420  2542585 SH       SOLE                  2542585        0        0
INTERNET CAP GROUP INC         COM NEW          46059c205     2201   205730 SH       SOLE                   205730        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302    49400  1388408 SH       SOLE                  1388408        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308    48433   734059 SH       SOLE                   734059        0        0
MANNKIND CORP                  COM              56400p201    11843   828200 SH       SOLE                   828200        0        0
NETEASE COM INC                SPONSORED ADR    64110w102    16761   944805 SH       SOLE                   944805        0        0
NINTENDO CO LTD                COM              6639550      59786   205700 SH       SOLE                   205700        0        0
PRICELINE COM INC              COM NEW          741503403    29095   546286 SH       SOLE                   546286        0        0
SCIENTIFIC GAMES CORP          CL A             80874p109    26271   800228 SH       SOLE                   800228        0        0
SEAGATE TECHNOLOGY             SHS              g7945j104    21724   932340 SH       SOLE                   932340        0        0
SEARS HLDGS CORP               COM              812350106    68091   377948 SH       SOLE                   377948        0        0
SHIRE PLC                      SPONSORED ADR    82481r106    32593   526547 SH       SOLE                   526547        0        0
THERAVANCE INC                 COM              88338t104    13622   461779 SH       SOLE                   461779        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101    19159  1482905 SH       SOLE                  1482905        0        0